Subsequent Events (Details) - Subsequent event - E-House - Merger Agreement - Merger Sub $ / shares in Units, $ in Millions	Apr. 15, 2016 USD ($) $ / shares
Shanghai Pudong Development Bank Co., Ltd
Subsequent Events
Maximum amount of loan facility | $	$ 350
Ordinary Shares.
Subsequent Events
Share price	$ 6.85
ADS
Subsequent Events
Share price	$ 6.85